Share Options Activity (Detail) (USD $)	0 Months Ended	12 Months Ended
	Nov. 15, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Number of options
Outstanding at beginning of year		81,384,833	80,477,703	84,974,660
Granted		8,294,350	7,642,000	10,751,797
Exercised		(1,739,100)	(4,882,420)	(12,078,146)
Forfeited		(2,124,997)	(1,852,450)	(2,948,108)
Modified	(222,500)			(222,500)	[1]
Outstanding at end of year		85,815,086	81,384,833	80,477,703
Vested and expect to vest		49,028,607	78,510,449	76,624,160
Weighted average exercise price per option
Outstanding at beginning of year		$ 0.5		$ 0.5
Granted		$ 0.5	$ 0.4	$ 1.3
Exercised		$ 0.3	$ 0.3	$ 0.3
Forfeited		$ 0.6	$ 0.7	$ 0.5
Modified				$ 2.0	[1]
Outstanding at end of year		$ 0.4	$ 0.5
Before Remeasurement
Weighted average exercise price per option
Outstanding at end of year				$ 0.6	[2]
After Remeasurement
Weighted average exercise price per option
Outstanding at end of year				$ 0.5	[2]

[1]	On November 15, 2011, 222,500 share options granted to certain employees on April 29, 2011 were modified to restricted share units. The incremental cost is $0.67 per share.
[2]	On December 13, 2012, the Group's Compensation Committee approved to amend the terms of the exercise price for options previously granted in 2011, and as a result, the weighted average exercise price per option was recalculated as $0.5 as of December 31, 2011, compared to $0.6 before the remeasurement.